Share Capital - Schedule of Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Weighted average shares outstanding, basic EPS (in shares)	157,727,394	136,735,317
Weighted average shares outstanding, effect of dilutive stock-options (in shares)	487,022	5,717
Weighted average shares outstanding, effect of dilutive warrants (in shares)	476,863	321,471
Weighted average shares outstanding, diluted EPS (in shares)	158,691,279	137,062,505
Basic EPS	$ 24,582	$ 11,419
Effect of dilutive warrants	(2,093)	0
Diluted EPS	$ 22,489	$ 11,419
Basic earnings (loss) per share (in USD per share)	$ 0.16	$ 0.08
Diluted earnings (loss) per share (in USD per share)	$ 0.14	$ 0.08